Exchange Agreement/Reverse Merger and Recapitalization (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Exchange Agreementreverse Merger And Recapitalization
Exchange Agreement/Reverse Merger and Recapitalization
Note 2. EXCHANGE AGREEMENT/REVERSE MERGER AND RECAPITALIZATION

As discussed in Note 1, on June 20, 2019, the Company consummated the Reverse Merger and Recapitalization pursuant to the Exchange Agreement between Jensyn and Peck Electric Co. The materials actions arising from the agreement are outlined below:

a) Exchange of Shares

Upon the closing of the Exchange Agreement, the stockholders of Peck Electric Co. exchanged their shares of capital stock in Peck Electric Co. for 3,234,501 shares of the Jensyn’s Common Stock (the “Share Exchange”), representing approximately 59% of Jensyn’s outstanding shares after giving effect to the Reverse Merger and Recapitalization. As a result of the Share Exchange, Peck Electric became a wholly owned subsidiary of the Company.

Upon the closing of the Reverse Merger and Recapitalization and after giving effect to the issuances of Common Stock and the conversion of 4,194,500 rights to purchase Common Stock into 419,450 shares of Common Stock. In addition, 1,819,482 shares of the Company’s Common Stock were issued to Jensyn shareholders upon the closing of the Reverse Merger and Recapitalization. The Company also redeemed a total of 492,037 shares of its Common Stock pursuant to the terms of the Company’s Second Amended and Restated Certificate of Incorporation resulting in a total payment to redeeming stockholders of $5,510,814.

i. warrants exercisable for 2,097,250 shares of Common Stock, consisting of 3,900,000 warrants originally sold as part of units in Jensyn’s initial public offering (the “IPO”) and 294,500 warrants sold as part of the units issued in a private placement simultaneously with the consummation of the Jensyn IPO. Each warrant entitles its holder to purchase one-half of one share of Common Stock at an exercise price of $5.75 per half share ($11.50 per whole share)

ii. warrants exercisable for 195,000 shares of Common Stock, consisting of 390,000 private warrants originally sold as part of Firm Units in the IPO. Each warrant entitled its holder to purchase one-half of one share of Common Stock at an exercise price of $5.75 per half share ($11.50 per whole share).

iii. Purchase option for 390,000 Units was originally sold as part of the IPO. Each Unit has an exercise price of $12.00 per Unit and consists of the following:

o	One share of Common Stock
o	One right to receive one-tenth (1/10) of a share of Common Stock issued upon exercise of the Unit

One warrant entitling its holder to purchase one-half of one share of Common Stock at an exercise price of $5.75 per half share ($11.50 per whole share).

b) Earnout

In the event that the earnout provisions of Exchange Agreement are deemed to have been met by June 30, 2020, the end of the Earnout Period, then the Company shall issue 898,473 shares of Common Stock to the original Peck Electric Co. stockholders, issue 11,231 shares of Common Stock to Exit Strategy Partners, LLC, and issue shares of Common Stock to certain of the initial stockholders of the Company a number of shares of the Company’s Common Stock equal to the number of shares of the Company’s Common Stock forfeited and canceled by such stockholders to the extent that such shares are used to satisfy Company obligations or to induce investors to make an equity investment in the Company at or prior to the Closing as described below under “Issuance of Additional Shares and Forfeiture of Sponsor Shares.” Earnout provision will be met in the event that (a) the Company’s Adjusted EBITDA for the twelve (12) month period commencing on the first full month that is after the Closing Date (the “Earnout Period”) is $5,000,000 or more (the “Adjusted EBITDA Target) or (b) the closing Stock Price is $12.00 or more after the Closing Date (the “Stock Price Target”) and prior to the end of the Earnout Period. The Company has requested a legal opinion to determine if any of the earnout provisions were met as of June 30, 2020.

c) Issuance of Additional Shares and Forfeiture of Sponsor Shares

In connection with the Reverse Merger and Recapitalization arising out of the Exchange Agreement, the Company issued 493,299 shares of Common Stock in exchange for the cancellation of approximately $5,618,675 of obligations and, as contemplated by the Exchange Agreement, certain insiders and their transferees have agreed to forfeit and cancel 281,758 shares of Common Stock. As of December 31, 2019, 257,799 shares of Common Stock were forfeited and new shares will be issued if the earnout provisions of Exchange Agreement are deemed to have been met by June 30, 2020, the end of the Earnout Period. The remaining 23,959 shares of Common Stock are pending forfeiture and cancellation as of June 30, 2020. The Company has requested a legal opinion to determine if any of the earnout provisions were met as of June 30, 2020.

2.	EXCHANGE AGREEMENT/REVERSE MERGER AND RECAPITALIZATION

As discussed in Note 1, on June 20, 2019, the Company consummated the business combination pursuant to the Exchange Agreement between Jensyn and Peck Electric Co. The material actions arising from the Exchange Agreement are outlined below:

a) Exchange of Shares

Upon the closing of the Exchange Agreement, the stockholders of Peck Electric Co. exchanged their shares of capital stock in Peck Electric Co. for 3,234,501 shares of the Jensyn’s Common Stock (the “Share Exchange”), representing approximately 59% of Jensyn’s outstanding shares after giving effect to the Reverse Merger and Recapitalization. As a result of the Share Exchange, Peck Electric became a wholly owned subsidiary of the Company.

Upon the closing of the Reverse Merger and Recapitalization and after giving effect to the issuances of Common Stock and the conversion of 4,194,500 rights to purchase Common Stock into 419,450 shares of Common Stock. In addition, 1,819,482 shares of the Company were issued to Jensyn shareholders upon the closing of the Reverse Merger and Recapitalization. The Company also redeemed a total of 492,037 shares of its Common Stock pursuant to the terms of the Company’s Second Amended and Restated Certificate of Incorporation resulting in a total payment to redeeming stockholders of $5,510,814.

i. warrants exercisable for 2,097,250 shares of Common Stock, consisting of 3,900,000 warrants originally sold as part of units in Jensyn’s initial public offering (the “IPO”) and 294,500 warrants sold as part of the units issued in a private placement simultaneously with the consummation of the Jensyn IPO. Each warrant entitles its holder to purchase one-half of one share of Common Stock at an exercise price of $5.75 per half share ($11.50 per whole share)

ii. warrants exercisable for 195,000 shares of Common Stock, consisting of 390,000 private warrants originally sold as part of Firm Units in the IPO. Each warrant entitled its holder to purchase one-half of one share of Common Stock at an exercise price of $5.75 per half share ($11.50 per whole share).

iii. Purchase option for 390,000 Units was originally sold as part of the IPO. Each Unit has an exercise price of $12.00 per Unit and consists of the following:

o	One share of Common Stock
o	One right to receive one-tenth (1/10) of a share of Common Stock issued upon exercise of the Unit

One warrant entitling its holder to purchase one-half of one share of Common Stock at an exercise price of $5.75 per half share ($11.50 per whole share).

b) Earnout

In the event that the earnout provisions of Exchange Agreement are deemed to have been met by June 30, 2020, the end of the Earnout Period, then the Company shall issue 898,473 shares of Common Stock to the original Peck Electric Co. stockholders, issue 11,231 shares of Common Stock to Exit Strategy Partners, LLC, and issue shares of Common Stock to certain of the initial stockholders of the Company a number of shares of the Company’s Common Stock equal to the number of shares of the Company’s common stock forfeited and canceled by such stockholders to the extent that such shares are used to satisfy Company obligations or to induce investors to make an equity investment in the Company at or prior to the Closing as described below under “Issuance of Additional Shares and Forfeiture of Sponsor Shares.” Earnout provision will be met in the event that (a) the Company’s Adjusted EBITDA for the twelve (12) month period commencing on the first full month that is after the Closing Date (the “Earnout Period”) is $5,000,000 or more (the “Adjusted EBITDA Target) or (b) the closing Stock Price is $12.00 or more after the Closing Date (the “Stock Price Target”) and prior to the end of the Earnout Period.

c) Issuance of Additional Shares and Forfeiture of Sponsor Shares

In connection with the Reverse Merger and Recapitalization arising out of the Exchange Agreement, the Company issued 493,299 shares of Common Stock in exchange for the cancellation of approximately $5,618,675 of obligations and, as contemplated by the Exchange Agreement, certain insiders and their transferees have agreed to forfeit and cancel 281,758 shares of Common Stock. As of December 31, 2019, 257,799 shares of common stock were forfeited and new shares will be issued if the earnout provisions of Exchange Agreement are deemed to have been met by June 30, 2020, the end of the Earnout Period. The remaining 23,959 shares of Common Stock are pending forfeiture and cancellation as of December 31, 2019.